Transactions with Related Parties (Details Narrative) - USD ($)	Aug. 26, 2024	Jun. 30, 2024	Mar. 13, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Balance due to related parties		$ 384,000		$ 184,000
GLBS MIGHT [member] | Consultant affiliated with Chief Executive Officer [member]
Disclosure of transactions between related parties [line items]
Amount of one-time cash bonus	$ 1,500,000		$ 3,000,000